Capital lease obligations - Additional Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital lease obligations [Abstract]:
Capital lease obligations	$ 13,508	$ 0
Capital lease obligations, net of current portion	233,625	0
Total	$ 247,133